Credit card receivables (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 21,751,226	$ 14,619,312
Gross exposures (percent)	100.00%	100.00%
Credit Loss Allowance	$ 3,528,001	$ 2,389,526
Credit Loss Allowance, Percentage	100.00%	100.00%
Coverage Ratio (%)	16.20%	16.30%
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 17,593,016	$ 11,849,086
Gross exposures (percent)	80.80%	81.10%
Credit Loss Allowance	$ 966,831	$ 670,984
Credit Loss Allowance, Percentage	27.40%	28.00%
Coverage Ratio (%)	5.50%	5.70%
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 2,179,810	$ 1,377,896
Gross exposures (percent)	10.10%	9.40%
Credit Loss Allowance	$ 856,689	$ 445,996
Credit Loss Allowance, Percentage	24.30%	18.70%
Coverage Ratio (%)	39.30%	32.40%
Stage 2 [Member] | Absolute Trigger [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 528,694	$ 349,725
Gross exposures (percent)	24.30%	25.40%
Credit Loss Allowance	$ 327,470	$ 254,294
Credit Loss Allowance, Percentage	38.20%	57.00%
Coverage Ratio (%)	61.90%	72.70%
Stage 2 [Member] | Relative Trigger [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,651,116	$ 1,028,171
Gross exposures (percent)	75.70%	74.60%
Credit Loss Allowance	$ 529,219	$ 191,702
Credit Loss Allowance, Percentage	61.80%	43.00%
Coverage Ratio (%)	32.10%	18.60%
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,978,400	$ 1,392,330
Gross exposures (percent)	9.10%	9.50%
Credit Loss Allowance	$ 1,704,481	$ 1,272,546
Credit Loss Allowance, Percentage	48.30%	53.30%
Coverage Ratio (%)	86.20%	91.40%